TAXES - Net operating loss carry forward (Details) - USD ($)	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TAXES
Operating loss carryforwards	$ 6,279,669	$ 5,502,106
Other tax payables	2,418,321	2,435,494
Exercise tax payable	$ 2,400,000	2,400,000
Federal exercise tax	1.00%
PRC
TAXES
Operating loss carryforwards	$ 4,905,372	2,591,421
HONG KONG
TAXES
Operating loss carryforwards		1,022,574
United States
TAXES
Operating loss carryforwards	1,374,297	$ 1,888,111
PRC
TAXES
Operating loss carryforwards	$ 4,905,372